Expense Example - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Small-Mid Multifactor ETF - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368